Information Concerning the Group's Consolidated Operations - Revenues by Nature (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Revenue [abstract]
Collaboration agreements	$ 72,074	$ 40,898	$ 0
Licenses	765	503	605
Products & services	110	105	150
Total revenues	$ 72,949	$ 41,505	$ 755